Goodwill - Text Details (Detail) - EUR (€) € in Millions		3 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill	[1],[2]			€ 144	€ 97
Goodwill		€ 8,014	€ 8,014	8,014	8,654
Acquisitions through business combinations, intangible assets and goodwill					83
Increase (decrease) through net exchange differences, goodwill					165
Impairment of goodwill				€ 144	97
Discount rate applied to cash flow projections		15.00%	15.00%	15.00%
Individual assets or cash-generating units [member]
Goodwill [Line Items]
Discount rate applied to cash flow projections		6.92%	6.92%	6.92%
Intact Vascular [member]
Goodwill [Line Items]
Goodwill		€ 155	€ 155	€ 155
Population Health Management [member]
Goodwill [Line Items]
Goodwill		15	15	15
Recoverable amount of asset or cash-generating unit		195	195	195
Impairment of goodwill				108
Population Health Management [member] | Individual assets or cash-generating units [member]
Goodwill [Line Items]
Goodwill		303	303	303
Aging & Caregiving [member]
Goodwill [Line Items]
Goodwill		12	12	12
Recoverable amount of asset or cash-generating unit		150	150	150
Impairment of goodwill		63		36
Aging & Caregiving [member] | Individual assets or cash-generating units [member]
Goodwill [Line Items]
Goodwill		€ 186	186	186
Population Insights & Care [member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill					78
Goodwill						€ 236
Recoverable amount of asset or cash-generating unit					€ 158
Discount rate applied to cash flow projections					10.10%
Neuro [member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill					€ 19
Goodwill [member]
Goodwill [Line Items]
Increase (decrease) in goodwill			€ 640
Acquisitions through business combinations, intangible assets and goodwill				189	83
Impairment loss recognised in profit or loss, intangible assets and goodwill				144
Goodwill [member] | Population Health Management [member]
Goodwill [Line Items]
Impairment loss recognised in profit or loss, goodwill				€ 144
Goodwill [member] | Neuro [member]
Goodwill [Line Items]
Goodwill					€ 19

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.